Restructuring and Other Costs, Net Restructuring Accrual (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring and Other Costs Reserve	$ 22.7				$ 26.7				$ 22.7	$ 26.7	$ 1.4
Restructuring and other costs, net	23.1	13.7	28.1	10.3	30.9	55.5	6.3	0.6	75.2	93.3	7.4
Restructuring Reserve [Roll Forward]
Accrual at beginning of period				26.7				1.4	26.7	1.4	1.1
Accruals acquired in Smurfit-Stone Acquisition									0	9.2	0
Additional accruals									26.9	30.8	1.9
Payments									(28.0)	(14.4)	(1.6)
Adjustment to accruals									(2.9)	(0.3)	0
Accrual at end of period	$ 22.7				$ 26.7				$ 22.7	$ 26.7	$ 1.4